Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Class A Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00001
Ordinary shares, shares authorized (in shares)	1,200,000,000	1,200,000,000
Ordinary shares, shares issued (in shares)	458,916,346	346,803,765
Ordinary shares, shares outstanding (in shares)	458,916,346	346,803,765
Class A Ordinary Shares | Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00001
Ordinary shares, shares authorized (in shares)	1,200,000,000	1,200,000,000
Ordinary shares, shares issued (in shares)	458,916,346	346,803,765
Ordinary shares, shares outstanding (in shares)	458,916,346	346,803,765
Class B Ordinary Shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00001
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	63,596,248	49,430,544
Ordinary shares, shares outstanding (in shares)	63,596,248	49,430,544
Class B Ordinary Shares | Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00001
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	63,596,248	49,430,544
Ordinary shares, shares outstanding (in shares)	63,596,248	49,430,544